Schedule of Investments International Equity Portfolio^ (Unaudited)
September 30, 2023

Number of Shares		Value
Common Stocks 97.4%
Australia 0.8%
41,709	Glencore PLC	$237,512
Austria 1.2%
7,515	BAWAG Group AG	343,481 *(a)
Belgium 1.2%
18,899	Azelis Group NV	373,068
Canada 1.8%
10,776	Cenovus Energy, Inc.	224,356
15,194	Softchoice Corp.(b)	167,461
2,487	Toronto-Dominion Bank(b)	149,834
		541,651
China 0.5%
16,800	Shenzhou International Group Holdings Ltd.	160,900
Finland 1.1%
31,029	Nordea Bank Abp	340,193
France 6.6%
11,515	Bureau Veritas SA	285,527
13,680	Exclusive Networks SA	248,780
576	Kering SA	261,713
2,303	Pernod Ricard SA	383,426
2,206	Teleperformance SE	276,978
7,973	TotalEnergies SE	524,219
		1,980,643
Germany 12.0%
1,672	adidas AG	293,283
4,059	Brenntag SE	314,072
2,258	Deutsche Boerse AG	389,949
18,543	Deutsche Telekom AG	388,973
5,392	HelloFresh SE	160,221 *
2,279	Merck KGaA	379,926
1,650	MTU Aero Engines AG	298,831
10,209	QIAGEN NV	413,464 *
2,621	SAP SE ADR	338,948
4,345	Stabilus SE	242,768
3,763	Symrise AG	358,233
		3,578,668
Hong Kong 2.6%
39,800	AIA Group Ltd.	324,511
28,357	Prudential PLC	304,819
14,300	Techtronic Industries Co. Ltd.	138,782
		768,112
Ireland 4.5%
37,603	Bank of Ireland Group PLC	367,592
5,456	CRH PLC	300,812
Number of Shares		Value
Ireland – cont'd
5,000	Kerry Group PLC Class A	$417,772
7,647	Smurfit Kappa Group PLC	254,032
		1,340,208
Italy 0.7%
35,074	Nexi SpA	213,708 *(a)
Japan 16.5%
6,900	Ebara Corp.	323,622
13,600	Fuji Corp.	211,499
3,000	Fujitsu Ltd.(b)	353,319
7,200	Hitachi Ltd.	446,868
14,900	KDDI Corp.	456,352
9,500	Koito Manufacturing Co. Ltd.	143,447
2,600	Lasertec Corp.	404,858
5,800	NS Solutions Corp.	165,143
5,800	Oracle Corp. Japan	430,808
5,300	Otsuka Corp.	224,569
9,100	SCSK Corp.	158,873
700	SMC Corp.	313,745
7,000	Sony Group Corp.	573,341
13,300	TechnoPro Holdings, Inc.	289,514
7,600	Terumo Corp.	201,544
1,600	Tokyo Electron Ltd.	218,844
		4,916,346
Netherlands 7.3%
3,579	Aalberts NV	130,592
900	ASML Holding NV	529,875
5,022	Heineken NV	442,747
24,964	ING Groep NV	329,027
23,568	Shell PLC	746,970
		2,179,211
Singapore 1.1%
12,843	DBS Group Holdings Ltd.	316,049
Spain 1.5%
43,032	Bankinter SA(b)	273,769
8,758	Fluidra SA	178,702
		452,471
Sweden 0.8%
2,505	Autoliv, Inc.	241,682
Switzerland 8.9%
2,351	DSM-Firmenich AG	198,666
7,553	Julius Baer Group Ltd.	483,451
382	Lonza Group AG	176,693
8,136	Novartis AG	830,919
2,540	Roche Holding AG	693,423
11,059	SIG Group AG	272,443 *
		2,655,595
See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
United Kingdom 20.9%
6,202	AstraZeneca PLC	$836,553
40,525	BAE Systems PLC	492,453
22,770	BP PLC	146,774
14,144	Bunzl PLC	503,721
6,460	Coca-Cola Europacific Partners PLC	403,621
15,861	Compass Group PLC	386,082
13,833	Experian PLC	452,444
560,009	Lloyds Banking Group PLC	300,945
5,304	London Stock Exchange Group PLC	531,598
139,164	Petershill Partners PLC	255,537 (a)
21,386	RELX PLC	721,562
28,147	RS GROUP PLC	251,386
20,409	Smith & Nephew PLC	253,287
13,629	TechnipFMC PLC	277,214
8,920	Unilever PLC	441,606
		6,254,783
United States 7.4%
1,433	Aon PLC Class A	464,607
1,676	ICON PLC	412,715 *
7,016	Nestle SA	794,183
6,698	Schlumberger NV	390,494
Number of Shares		Value
United States – cont'd
893	Schneider Electric SE	$147,159
		2,209,158
Total Common Stocks (Cost $31,398,938)		29,103,439

Short-Term Investments 4.0%
Investment Companies 4.0%
666,196	State Street Institutional Treasury Money Market Fund Premier Class, 5.28%(c)	666,196
531,889	State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%(c)	531,889 (d)
Total Short-Term Investments (Cost $1,198,085)		1,198,085
Total Investments 101.4% (Cost $32,597,023)		30,301,524
Liabilities Less Other Assets (1.4)%		(415,469)
Net Assets 100.0%		$29,886,055

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at September 30, 2023 amounted to $812,726, which represents 2.7% of net assets of the
Fund.

(b)
All or a portion of this security is on loan at September 30, 2023. Total value of all such securities at
September 30, 2023 amounted to $900,803, collateralized by cash collateral of $531,889 and non-cash
(U.S. Treasury Securities) collateral of $419,511 for the Fund.

(c)	Represents 7-day effective yield as of September 30, 2023.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Pharmaceuticals	$2,740,821	9.2%
Banks	2,420,890	8.1%
Professional Services	2,026,025	6.8%
Capital Markets	1,660,535	5.6%
Oil, Gas & Consumable Fuels	1,642,319	5.5%
Machinery	1,539,710	5.1%
Trading Companies & Distributors	1,442,247	4.8%
Beverages	1,229,794	4.1%
Food Products	1,211,955	4.0%
Semiconductors & Semiconductor Equipment	1,153,577	3.9%
IT Services	1,150,684	3.8%
Insurance	1,093,937	3.7%
Life Sciences Tools & Services	1,002,872	3.4%
Aerospace & Defense	791,284	2.6%
Software	769,756	2.6%
Textiles, Apparel & Luxury Goods	715,896	2.4%
Energy Equipment & Services	667,708	2.2%
Household Durables	573,341	1.9%
Chemicals	556,899	1.9%
Containers & Packaging	526,475	1.8%
Wireless Telecommunication Services	456,352	1.5%
Health Care Equipment & Supplies	454,831	1.5%
Industrial Conglomerates	446,868	1.5%
Personal Care Products	441,606	1.5%
Diversified Telecommunication Services	388,973	1.3%
Hotels, Restaurants & Leisure	386,082	1.3%
Automobile Components	385,129	1.3%
Construction Materials	300,812	1.0%
Metals & Mining	237,512	0.8%
Financial Services	213,708	0.7%
Electronic Equipment, Instruments & Components	167,461	0.6%
Consumer Staples Distribution & Retail	160,221	0.5%
Electrical Equipment	147,159	0.5%
Short-Term Investments and Other Liabilities—Net	782,616	2.6%
	$29,886,055	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$237,512	$—	$237,512
Austria	—	343,481	—	343,481
Belgium	—	373,068	—	373,068
Finland	—	340,193	—	340,193
France	—	1,980,643	—	1,980,643
Germany	752,412	2,826,256	—	3,578,668
Hong Kong	463,293	304,819	—	768,112
Ireland	—	1,340,208	—	1,340,208
Italy	—	213,708	—	213,708
Netherlands	—	2,179,211	—	2,179,211
Spain	—	452,471	—	452,471
Switzerland	—	2,655,595	—	2,655,595
United Kingdom	680,835	5,573,948	—	6,254,783
United States	1,267,816	941,342	—	2,209,158
Other Common Stocks#	6,176,628	—	—	6,176,628
Total Common Stocks	9,340,984	19,762,455	—	29,103,439
Short-Term Investments	—	1,198,085	—	1,198,085
Total Investments	$9,340,984	$20,960,540	$—	$30,301,524

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)
September 30, 2023

Number of Shares		Value
Common Stocks 96.1%
Aerospace & Defense 3.1%
34,700	Axon Enterprise, Inc.	$6,904,953 *
45,700	HEICO Corp.	7,400,201
		14,305,154
Automobile Components 0.8%
39,627	Aptiv PLC	3,906,826 *
Biotechnology 2.7%
20,250	Alnylam Pharmaceuticals, Inc.	3,586,275 *
12,749	BioMarin Pharmaceutical, Inc.	1,128,032 *
69,157	Natera, Inc.	3,060,197 *
24,934	Neurocrine Biosciences, Inc.	2,805,075 *
16,038	Sarepta Therapeutics, Inc.	1,944,126 *
		12,523,705
Building Products 1.0%
36,100	Builders FirstSource, Inc.	4,494,089 *
Capital Markets 1.7%
77,195	Ares Management Corp. Class A	7,941,050
Commercial Services & Supplies 2.5%
18,285	Cintas Corp.	8,795,268
21,300	Waste Connections, Inc.	2,860,590
		11,655,858
Communications Equipment 0.8%
19,375	Arista Networks, Inc.	3,563,644 *
Construction & Engineering 1.0%
25,400	Quanta Services, Inc.	4,751,578
Consumer Staples Distribution & Retail 1.2%
77,628	BJ's Wholesale Club Holdings, Inc.	5,540,310 *
Distributors 0.8%
72,600	LKQ Corp.	3,594,426
Electrical Equipment 4.7%
38,300	AMETEK, Inc.	5,659,208
15,000	Hubbell, Inc.	4,701,150
22,100	Rockwell Automation, Inc.	6,317,727
133,800	Vertiv Holdings Co.	4,977,360
		21,655,445
Entertainment 1.3%
38,086	Spotify Technology SA	5,889,619 *
Ground Transportation 2.8%
21,200	JB Hunt Transport Services, Inc.	3,996,624
22,000	Old Dominion Freight Line, Inc.	9,001,080
		12,997,704
Number of Shares		Value
Health Care Equipment & Supplies 7.3%
9,645	Align Technology, Inc.	$2,944,811 *
77,929	Axonics, Inc.	4,373,376 *
115,760	Dexcom, Inc.	10,800,408 *
15,080	IDEXX Laboratories, Inc.	6,594,032 *
7,860	Inspire Medical Systems, Inc.	1,559,738 *
16,711	Insulet Corp.	2,665,237 *
13,416	Penumbra, Inc.	3,245,465 *
8,198	Shockwave Medical, Inc.	1,632,222 *
		33,815,289
Health Care Providers & Services 1.6%
41,289	Cencora, Inc.	7,430,781
Health Care Technology 1.0%
24,026	Veeva Systems, Inc. Class A	4,888,090 *
Hotels, Restaurants & Leisure 4.5%
30,700	Churchill Downs, Inc.	3,562,428
51,000	Darden Restaurants, Inc.	7,304,220
214,900	DraftKings, Inc. Class A	6,326,656 *
17,700	Vail Resorts, Inc.	3,927,453
		21,120,757
Household Products 1.6%
80,700	Church & Dwight Co., Inc.	7,394,541
Insurance 4.5%
54,812	Arch Capital Group Ltd.	4,369,064 *
52,102	Arthur J Gallagher & Co.	11,875,609
11,308	Kinsale Capital Group, Inc.	4,682,982
		20,927,655
IT Services 1.8%
23,982	MongoDB, Inc.	8,294,414 *
Life Sciences Tools & Services 5.5%
61,576	Agilent Technologies, Inc.	6,885,427
108,847	Avantor, Inc.	2,294,495 *
13,006	Bio-Rad Laboratories, Inc. Class A	4,662,001 *
45,582	IQVIA Holdings, Inc.	8,968,258 *
16,034	Repligen Corp.	2,549,566 *
		25,359,747
Machinery 1.4%
85,300	Fortive Corp.	6,325,848
Media 1.7%
103,438	Trade Desk, Inc. Class A	8,083,680 *
Oil, Gas & Consumable Fuels 2.9%
43,100	Cheniere Energy, Inc.	7,152,876
41,357	Diamondback Energy, Inc.	6,405,372
		13,558,248
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
Pharmaceuticals 0.7%
125,000	Royalty Pharma PLC Class A	$3,392,500
Professional Services 2.4%
23,734	Paylocity Holding Corp.	4,312,468 *
28,200	Verisk Analytics, Inc.	6,661,968
10,974,436
Real Estate Management & Development 1.0%
60,100	CoStar Group, Inc.	4,621,089 *
Semiconductors & Semiconductor Equipment 5.1%
112,072	Lattice Semiconductor Corp.	9,630,347 *
17,147	Monolithic Power Systems, Inc.	7,921,914
63,681	ON Semiconductor Corp.	5,919,149 *
23,471,410
Software 18.0%
45,496	BILL Holdings, Inc.	4,939,501 *
35,244	Cadence Design Systems, Inc.	8,257,669 *
77,459	Crowdstrike Holdings, Inc. Class A	12,965,087 *
97,247	Datadog, Inc. Class A	8,858,229 *
80,838	Descartes Systems Group, Inc.	5,931,892 *
5,169	Fair Isaac Corp.	4,489,432 *
56,822	Manhattan Associates, Inc.	11,231,437 *
881,238	Palantir Technologies, Inc. Class A	14,099,808 *
10,023	Palo Alto Networks, Inc.	2,349,792 *
67,567	Zscaler, Inc.	10,512,750 *
83,635,597
Specialty Retail 4.8%
6,900	O'Reilly Automotive, Inc.	6,271,134 *
Number of Shares		Value
Specialty Retail – cont'd
10,400	RH	$2,749,344 *
67,900	Ross Stores, Inc.	7,669,305
14,300	Ulta Beauty, Inc.	5,712,135 *
		22,401,918
Technology Hardware, Storage & Peripherals 1.5%
25,897	Super Micro Computer, Inc.	7,101,475 *
Textiles, Apparel & Luxury Goods 1.5%
6,100	Deckers Outdoor Corp.	3,135,949 *
144,200	On Holding AG Class A	4,011,644 *
		7,147,593
Trading Companies & Distributors 2.9%
12,900	United Rentals, Inc.	5,734,953
11,500	W.W. Grainger, Inc.	7,956,161
		13,691,114
Total Common Stocks (Cost $407,580,840)		446,455,590

Short-Term Investments 6.6%
Investment Companies 6.6%
30,355,419	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.29%(a) (Cost $ 30,355,419)	30,355,419
Total Investments 102.7% (Cost $437,936,259)		476,811,009
Liabilities Less Other Assets (2.7)%		(12,383,566)
Net Assets 100.0%		$464,427,443

*	Non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2023.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$446,455,590	$—	$—	$446,455,590
Short-Term Investments	—	30,355,419	—	30,355,419
Total Investments	$446,455,590	$30,355,419	$—	$476,811,009

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)
September 30, 2023

Number of Shares		Value
Common Stocks 99.9%
Aerospace & Defense 2.7%
6,077	General Dynamics Corp.	$1,342,834
10,198	L3Harris Technologies, Inc.	1,775,676
		3,118,510
Automobile Components 1.9%
22,619	Aptiv PLC	2,230,007 *
Banks 3.8%
28,372	Comerica, Inc.	1,178,857
159,115	Huntington Bancshares, Inc.	1,654,796
53,232	Truist Financial Corp.	1,522,967
		4,356,620
Beverages 1.0%
18,012	Molson Coors Beverage Co. Class B	1,145,383
Building Products 4.3%
6,483	Carlisle Cos., Inc.	1,680,782
37,943	Fortune Brands Innovations, Inc.	2,358,537
60,047	Resideo Technologies, Inc.	948,743 *
		4,988,062
Chemicals 0.7%
9,089	Ashland, Inc.	742,390
Commercial Services & Supplies 2.0%
96,640	OPENLANE, Inc.	1,441,869 *
19,263	Stericycle, Inc.	861,249 *
		2,303,118
Communications Equipment 2.9%
43,786	Ciena Corp.	2,069,326 *
4,736	Motorola Solutions, Inc.	1,289,329
		3,358,655
Construction & Engineering 1.9%
29,777	Arcosa, Inc.	2,140,966
Consumer Finance 0.6%
20,349	Bread Financial Holdings, Inc.	695,936
Consumer Staples Distribution & Retail 1.7%
18,186	Dollar Tree, Inc.	1,935,900 *
Containers & Packaging 3.4%
5,190	Avery Dennison Corp.	948,057
15,071	Crown Holdings, Inc.	1,333,482
48,201	Sealed Air Corp.	1,583,885
		3,865,424
Electric Utilities 3.1%
48,992	Evergy, Inc.	2,483,895
Number of Shares		Value
Electric Utilities – cont'd
31,202	FirstEnergy Corp.	$1,066,484
		3,550,379
Electronic Equipment, Instruments & Components 3.2%
6,776	CDW Corp.	1,367,125
20,131	Coherent Corp.	657,076 *
27,855	Itron, Inc.	1,687,456 *
		3,711,657
Energy Equipment & Services 2.2%
70,029	Baker Hughes Co.	2,473,424
Entertainment 1.7%
254,310	Lions Gate Entertainment Corp. Class B	2,001,420 *
Financial Services 1.8%
18,257	Global Payments, Inc.	2,106,675
Food Products 3.4%
99,481	Hain Celestial Group, Inc.	1,031,618 *
65,959	TreeHouse Foods, Inc.	2,874,493 *
		3,906,111
Health Care Equipment & Supplies 4.5%
42,003	Avanos Medical, Inc.	849,301 *
21,055	Haemonetics Corp.	1,886,107 *
19,402	Zimmer Biomet Holdings, Inc.	2,177,292
29,313	Zimvie, Inc.	275,835 *
		5,188,535
Health Care Providers & Services 2.3%
6,053	McKesson Corp.	2,632,147
Hotels, Restaurants & Leisure 4.9%
56,486	International Game Technology PLC	1,712,655
56,741	MGM Resorts International	2,085,799 *
50,435	Travel & Leisure Co.	1,852,478
		5,650,932
Independent Power and Renewable Electricity Producers 3.4%
97,090	AES Corp.	1,475,768
73,363	Vistra Corp.	2,434,184
		3,909,952
Insurance 3.4%
15,336	Allstate Corp.	1,708,584
20,621	Globe Life, Inc.	2,242,121
		3,950,705
IT Services 2.2%
45,337	Kyndryl Holdings, Inc.	684,589 *
20,376	Wix.com Ltd.	1,870,517 *
		2,555,106
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services 0.3%
1,514	Charles River Laboratories International, Inc.	$296,714 *
Machinery 3.5%
37,727	Allison Transmission Holdings, Inc.	2,228,157
68,331	Enerpac Tool Group Corp.	1,805,988
		4,034,145
Metals & Mining 0.5%
37,414	Cleveland-Cliffs, Inc.	584,781 *
Multi-Utilities 2.5%
104,979	CenterPoint Energy, Inc.	2,818,686
Oil, Gas & Consumable Fuels 6.8%
38,046	Devon Energy Corp.	1,814,794
23,205	EOG Resources, Inc.	2,941,466
9,663	Phillips 66	1,161,010
56,440	Williams Cos., Inc.	1,901,464
		7,818,734
Professional Services 4.8%
317,097	Conduent, Inc.	1,103,497 *
98,429	Dun & Bradstreet Holdings, Inc.	983,306
57,238	KBR, Inc.	3,373,608
		5,460,411
Retail REITs 1.9%
37,346	Regency Centers Corp.	2,219,846
Semiconductors & Semiconductor Equipment 2.7%
6,424	NXP Semiconductors NV	1,284,286
18,852	Skyworks Solutions, Inc.	1,858,619
		3,142,905
Software 3.0%
24,352	DocuSign, Inc.	1,022,784 *
Number of Shares		Value
Software – cont'd
53,336	Dropbox, Inc. Class A	$1,452,339 *
24,128	Smartsheet, Inc. Class A	976,219 *
		3,451,342
Specialty Retail 4.0%
8,345	Best Buy Co., Inc.	579,727
306,413	Chico's FAS, Inc.	2,291,969 *
38,919	Children's Place, Inc.	1,051,981 *
14,019	ODP Corp.	646,977 *
		4,570,654
Technology Hardware, Storage & Peripherals 3.3%
108,679	Hewlett Packard Enterprise Co.	1,887,754
54,675	Pure Storage, Inc. Class A	1,947,524 *
		3,835,278
Textiles, Apparel & Luxury Goods 0.5%
84,379	Under Armour, Inc. Class C	538,338 *
Trading Companies & Distributors 3.1%
57,668	AerCap Holdings NV	3,614,054 *
Total Common Stocks (Cost $98,524,022)		114,903,902

Short-Term Investments 0.1%
Investment Companies 0.1%
129,173	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.29%(a) (Cost $ 129,173)	129,173
Total Investments 100.0% (Cost $98,653,195)		115,033,075
Liabilities Less Other Assets (0.0)%(b)		(6,704)
Net Assets 100.0%		$115,026,371

*	Non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2023.
(b)	Represents less than 0.05% of net assets of the Fund.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$114,903,902	$—	$—	$114,903,902
Short-Term Investments	—	129,173	—	129,173
Total Investments	$114,903,902	$129,173	$—	$115,033,075

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)
September 30, 2023

Principal Amount		Value
Mortgage-Backed Securities 28.5%
Adjustable Mixed Balance 0.1%
$90,422	HarborView Mortgage Loan Trust, Series 2004-4, Class 3A, (1 mo. USD Term SOFR + 1.24%), 6.57%, due 6/19/2034	$82,698 (a)
Collateralized Mortgage Obligations 10.5%
105,249	Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, due 11/25/2059	100,741 (b)(c)
236,940	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	192,351 (b)(c)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
385,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 7.71%, due 2/25/2042	386,936 (b)
275,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 9.06%, due 2/25/2042	282,032 (a)(b)
320,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 10.56%, due 3/25/2042	336,791 (a)(b)
182,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 8.86%, due 8/25/2042	188,096 (a)(b)
Federal Home Loan Mortgage Corp. STACR Trust
605,959	Series 2017-DNA1, Class M2, (30 day USD SOFR Average + 3.36%), 8.68%, due 7/25/2029	625,626 (a)
710,843	Series 2017-HQA3, Class M2, (30 day USD SOFR Average + 2.46%), 7.78%, due 4/25/2030	719,728 (a)
Federal National Mortgage Association Connecticut Avenue Securities
146,180	Series 2016-C03, Class 1M2, (30 day USD SOFR Average + 5.41%), 10.73%, due 10/25/2028	154,387 (a)
512,590	Series 2018-C01, Class 1M2, (30 day USD SOFR Average + 2.36%), 7.68%, due 7/25/2030	517,716 (a)
236,000	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 6.86%, due 10/25/2041	235,554 (a)(b)
460,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 7.21%, due 12/25/2041	451,375 (a)(b)
395,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 8.81%, due 3/25/2042	405,863 (a)(b)
124,564	Series 2022-R07, Class 1M1, (30 day USD SOFR Average + 2.95%), 8.26%, due 6/25/2042	127,834 (a)(b)
245,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.96%, due 6/25/2042	260,773 (a)(b)
680,663	Series 2022-R08, Class 1M1, (30 day USD SOFR Average + 2.55%), 7.86%, due 7/25/2042	693,157 (a)(b)
43,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 8.91%, due 7/25/2042	44,236 (a)(b)
214,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 10.91%, due 7/25/2042	231,208 (a)(b)
384,452	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 7.71%, due 12/25/2042	390,942 (a)(b)
127,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 8.66%, due 1/25/2043	131,525 (a)(b)
GCAT Trust
194,315	Series 2019-NQM3, Class A1, 2.69%, due 11/25/2059	178,490 (b)(c)
445,502	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	340,959 (b)(c)
205,000	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 7.02%, due 3/25/2054	205,000 (a)(b)(d)
427,446	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	343,132 (b)(c)
430,377	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	387,091 (b)
Verus Securitization Trust
433,874	Series 2021-3, Class A3, 1.44%, due 6/25/2066	357,753 (b)(c)
377,584	Series 2021-6, Class A3, 1.89%, due 10/25/2066	299,730 (b)(c)
8,589,026
Commercial Mortgage-Backed 10.2%
BBCMS Mortgage Trust
5,351,596	Series 2021-C11, Class XA, 1.49%, due 9/15/2054	379,531 (c)(e)
1,022,826	Series 2022-C17, Class XA, 1.33%, due 9/15/2055	77,160 (c)(e)
235,000	BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, due 11/5/2036	215,500 (b)
114,000	Benchmark Mortgage Trust, Series 2020-B17, Class C, 3.37%, due 3/15/2053	77,878 (c)
157,000	BPR Trust, Series 2022-OANA, Class D, (1 mo. USD Term SOFR + 3.70%), 9.03%, due 4/15/2037	152,912 (a)(b)
1,150,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 7.10%, due 9/15/2036	1,096,946 (a)(b)
BX Trust
269,000	Series 2019-OC11, Class A, 3.20%, due 12/9/2041	226,735 (b)
256,000	Series 2019-OC11, Class D, 4.08%, due 12/9/2041	210,441 (b)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
CAMB Commercial Mortgage Trust
$1,006,000	Series 2019-LIFE, Class D, (1 mo. USD Term SOFR + 1.80%), 7.13%, due 12/15/2037	$993,954 (a)(b)
130,000	Series 2019-LIFE, Class F, (1 mo. USD Term SOFR + 2.60%), 7.93%, due 12/15/2037	125,992 (a)(b)
Citigroup Commercial Mortgage Trust
100,000	Series 2023-PRM3, Class C, 6.57%, due 7/10/2028	95,098 (b)(c)
100,000	Series 2023-SMRT, Class C, 6.05%, due 10/12/2040	94,498 (b)(c)
99,427	Series 2016-P3, Class A2, 2.74%, due 4/15/2049	95,137
COMM Mortgage Trust
1,111,000	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	938,585
9,263,544	Series 2014-CR18, Class XA, 1.07%, due 7/15/2047	32,176 (c)(e)
14,412,651	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 1.05%, due 11/15/2048	213,258 (c)(e)
800,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.67%, due 9/10/2035	698,022 (b)(c)
Federal Home Loan Mortgage Corp. Multiclass Certificates
2,420,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	159,691 (e)
1,500,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	108,843 (c)(e)
1,535,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	85,284 (c)(e)
26,154,317	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K737, Class X1, 0.75%, due 10/25/2026	389,658 (c)(e)
75,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.62%, due 2/10/2056	67,753 (c)
GS Mortgage Securities Trust
92,098	Series 2010-C1, Class B, 5.15%, due 8/10/2043	91,266 (b)
13,003,954	Series 2013-GC13, Class XA, 0.37%, due 7/10/2046	130 (c)(e)
17,258,457	Series 2015-GC30, Class XA, 0.86%, due 5/10/2050	150,787 (c)(e)
217,000	INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1 mo. USD Term SOFR + 2.49%), 7.82%, due 8/15/2039	217,272 (a)(b)
235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.56%, due 1/5/2039	153,167 (b)(c)
214,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.41%, due 9/10/2039	173,029 (b)(c)
166,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.71%, due 5/15/2046	141,563 (c)
70,000	Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.24%, due 12/15/2051	56,297 (c)
693,000	NYO Commercial Mortgage Trust, Series 2021-1290, Class D, (1 mo. USD Term SOFR + 2.66%), 7.99%, due 11/15/2038	475,645 (a)(b)
Taubman Centers Commercial Mortgage Trust
100,000	Series 2022-DPM, Class A, (1 mo. USD Term SOFR + 2.19%), 7.52%, due 5/15/2037	98,056 (a)(b)
146,000	Series 2022-DPM, Class B, (1 mo. USD Term SOFR + 2.93%), 8.26%, due 5/15/2037	142,473 (a)(b)
123,000	Series 2022-DPM, Class C, (1 mo. USD Term SOFR + 3.78%), 9.11%, due 5/15/2037	120,296 (a)(b)
12,479,970	Wells Fargo Commercial Mortgage Trust, Series 2014-LC14, Class XA, 1.39%, due 3/15/2047	1,116 (c)(e)
8,356,149
Federal Home Loan Mortgage Corp. 4.2%
Pass-Through Certificates
112,178	3.50%, due 5/1/2026	109,618
277,665	4.50%, due 11/1/2039	262,662
1,804,202	5.50%, due 9/1/2052 - 4/1/2053	1,744,799
1,373,366	6.00%, due 10/1/2052 - 3/1/2053	1,355,945
3,473,024
Federal National Mortgage Association 3.5%
Pass-Through Certificates
524,069	4.50%, due 5/1/2041 - 5/1/2044	493,535
1,037,328	5.50%, due 11/1/2052 - 5/1/2053	1,003,008
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Federal National Mortgage Association – cont'd
$1,415,140	6.00%, due 11/1/2052 - 10/1/2053	$1,397,994
2,894,537
Total Mortgage-Backed Securities (Cost $27,239,862)		23,395,434
Asset-Backed Securities 17.2%
1,125,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class A, (3 mo. USD Term SOFR + 1.46%), 6.77%, due 10/15/2034	1,115,155 (a)(b)
1,000,000	AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, due 12/15/2023	999,108 (b)
223,862	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	196,748 (b)
258,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class B, 1.90%, due 2/20/2028	222,596 (b)
327,886	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	326,067 (b)
1,400,000	Crown Castle Towers LLC, 3.66%, due 5/15/2025	1,334,732 (b)
90,000	CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.30%, due 4/20/2048	79,300 (b)
168,000	Dell Equipment Finance Trust, Series 2023-1, Class A2, 5.65%, due 9/22/2028	167,618 (b)
565,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 6.81%, due 10/20/2034	560,482 (a)(b)
160,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, due 8/20/2053	152,662 (b)
1,900,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, (3 mo. USD Term SOFR + 1.58%), 6.89%, due 4/15/2034	1,881,000 (a)(b)
76,610	Hilton Grand Vacations Trust, Series 2022-2A, Class A, 4.30%, due 1/25/2037	73,389 (b)
333,596	JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 2/26/2029	318,995 (b)
264,000	MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.35%, due 10/20/2052	254,566 (b)
500,000	Milos CLO Ltd., Series 2017-1A, Class DR, (3 mo. USD Term SOFR + 3.01%), 8.34%, due 10/20/2030	489,316 (a)(b)
MVW LLC
310,396	Series 2021-2A, Class A, 1.43%, due 5/20/2039	279,804 (b)
215,142	Series 2021-2A, Class B, 1.83%, due 5/20/2039	193,203 (b)
65,125	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	58,695 (b)
Navient Private Education Refi Loan Trust
57,776	Series 2021-CA, Class A, 1.06%, due 10/15/2069	49,080 (b)
368,533	Series 2021-EA, Class A, 0.97%, due 12/16/2069	308,446 (b)
337,279	Series 2021-FA, Class A, 1.11%, due 2/18/2070	281,153 (b)
1,195,000	PFS Financing Corp., Series 2021-A, Class A, 0.71%, due 4/15/2026	1,160,405 (b)
565,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	510,910 (b)
Sierra Timeshare Receivables Funding LLC
74,338	Series 2019-1A, Class C, 3.77%, due 1/20/2036	72,050 (b)
62,723	Series 2019-2A, Class A, 2.59%, due 5/20/2036	60,845 (b)
73,864	Series 2020-2A, Class C, 3.51%, due 7/20/2037	70,038 (b)
112,493	Series 2023-2A, Class C, 7.30%, due 4/20/2040	111,773 (b)
500,000	Signal Peak CLO 2 LLC, Series 2015-1A, Class DR2, (3 mo. USD Term SOFR + 3.11%), 8.44%, due 4/20/2029	495,268 (a)(b)
57,003	SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, due 5/15/2031	56,865 (b)
326,087	SoFi Professional Loan Program LLC, Series 2021-A, Class AFX, 1.03%, due 8/17/2043	272,542 (b)
Taco Bell Funding LLC
120,938	Series 2016-1A, Class A23, 4.97%, due 5/25/2046	116,556 (b)
104,145	Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	90,051 (b)
218,515	TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, due 9/20/2045	191,965 (b)
500,000	TRESTLES CLO III Ltd., Series 2020-3A, Class D, (3 mo. USD LIBOR + 3.25%), 8.84%, due 1/20/2033	490,578 (a)(b)
1,125,000	Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3 mo. USD Term SOFR + 1.48%), 6.79%, due 10/15/2034	1,115,438 (a)(b)
Total Asset-Backed Securities (Cost $14,697,042)		14,157,399
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Corporate Bonds 43.5%
Aerospace & Defense 3.1%
	Boeing Co.
$685,000	2.20%, due 2/4/2026	$628,956
480,000	2.70%, due 2/1/2027	434,632
1,465,000	L3Harris Technologies, Inc., 5.40%, due 1/15/2027	1,452,249
		2,515,837
Airlines 2.3%
140,000	American Airlines, Inc., 7.25%, due 2/15/2028	133,855 (b)
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
531,667	5.50%, due 4/20/2026	519,259 (b)
285,000	5.75%, due 4/20/2029	265,064 (b)
140,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	141,520 (b)
401,253	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	389,736 (b)
	VistaJet Malta Finance PLC/Vista Management Holding, Inc.
90,000	7.88%, due 5/1/2027	77,513 (b)
460,000	9.50%, due 6/1/2028	403,839 (b)
		1,930,786
Auto Manufacturers 2.8%
	Ford Motor Credit Co. LLC
140,000	6.95%, due 6/10/2026	139,828
220,000	7.35%, due 11/4/2027	224,327
65,000	6.80%, due 5/12/2028	64,925
160,000	2.90%, due 2/10/2029	131,311
	General Motors Financial Co., Inc.
530,000	2.75%, due 6/20/2025	498,938
945,000	5.40%, due 4/6/2026	925,447
370,000	Volkswagen Group of America Finance LLC, 3.35%, due 5/13/2025	354,568 (b)
		2,339,344
Auto Parts & Equipment 0.2%
60,000	Goodyear Tire & Rubber Co., 5.00%, due 5/31/2026	57,290
120,000	ZF North America Capital, Inc., 6.88%, due 4/14/2028	117,417 (b)
		174,707
Banks 12.9%
	Banco Santander SA
550,000	2.75%, due 5/28/2025	517,977
1,220,000	5.15%, due 8/18/2025	1,194,384
	Bank of America Corp.
400,000	Series L, 3.95%, due 4/21/2025	386,244
1,085,000	3.38%, due 4/2/2026	1,038,449 (f)
1,070,000	Citigroup, Inc., 3.35%, due 4/24/2025	1,050,916 (f)
1,655,000	Goldman Sachs Group, Inc., 1.95%, due 10/21/2027	1,461,287 (f)
	JPMorgan Chase & Co.
700,000	2.30%, due 10/15/2025	671,405 (f)
505,000	4.08%, due 4/26/2026	490,085 (f)
	Morgan Stanley
100,000	3.62%, due 4/17/2025	98,426 (f)
1,200,000	0.79%, due 5/30/2025	1,152,649 (f)
855,000	1.59%, due 5/4/2027	761,018 (f)
750,000	U.S. Bancorp, 5.73%, due 10/21/2026	743,761 (f)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
$1,100,000	Wells Fargo & Co., 3.91%, due 4/25/2026	$1,059,908 (f)
		10,626,509
Building Materials 0.2%
80,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	77,172 (b)
105,000	Jeld-Wen, Inc., 4.63%, due 12/15/2025	100,818 (b)
		177,990
Chemicals 0.1%
80,000	Olympus Water U.S. Holding Corp., 7.13%, due 10/1/2027	73,997 (b)
Commercial Services 0.4%
260,000	APX Group, Inc., 6.75%, due 2/15/2027	249,659 (b)
90,000	Hertz Corp., 4.63%, due 12/1/2026	79,763 (b)
		329,422
Computers 0.2%
140,000	Presidio Holdings, Inc., 4.88%, due 2/1/2027	129,425 (b)
Cosmetics - Personal Care 0.3%
270,000	Haleon U.S. Capital LLC, 3.02%, due 3/24/2024	266,094
Diversified Financial Services 1.6%
540,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, due 7/15/2025	540,623
495,000	Capital One Financial Corp., 6.31%, due 6/8/2029	483,762 (f)
	OneMain Finance Corp.
160,000	6.13%, due 3/15/2024	159,493
110,000	3.50%, due 1/15/2027	94,187
		1,278,065
Electric 1.6%
465,000	Dominion Energy, Inc., Series D, 2.85%, due 8/15/2026	429,475
900,000	NextEra Energy Capital Holdings, Inc., 5.75%, due 9/1/2025	897,473
		1,326,948
Energy - Alternate Sources 0.2%
230,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	197,133 (b)
Entertainment 2.0%
	Warnermedia Holdings, Inc.
1,010,000	6.41%, due 3/15/2026	1,009,831
645,000	3.76%, due 3/15/2027	595,475
		1,605,306
Food 0.2%
125,000	U.S. Foods, Inc., 6.88%, due 9/15/2028	124,738 (b)
Healthcare - Products 1.2%
830,000	GE HealthCare Technologies, Inc., 5.55%, due 11/15/2024	825,840
150,000	Medline Borrower LP, 3.88%, due 4/1/2029	126,813 (b)
		952,653
Holding Companies - Diversified 0.1%
80,000	Benteler International AG, 10.50%, due 5/15/2028	80,800 (b)
Home Builders 0.1%
81,000	Tri Pointe Homes, Inc., 5.25%, due 6/1/2027	75,797
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Insurance 0.3%
$225,000	AssuredPartners, Inc., 7.00%, due 8/15/2025	$222,287 (b)
Internet 0.6%
495,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	475,819 (b)
Leisure Time 0.4%
70,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	69,847 (b)
140,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	131,075 (b)
120,000	Royal Caribbean Cruises Ltd., 4.25%, due 7/1/2026	110,027 (b)
310,949
Media 0.6%
550,000	Fox Corp., 3.05%, due 4/7/2025	527,756
Oil & Gas 0.5%
220,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, due 11/1/2026	214,868 (b)
210,000	Civitas Resources, Inc., 8.38%, due 7/1/2028	213,675 (b)
428,543
Packaging & Containers 0.1%
105,000	Mauser Packaging Solutions Holding Co., 7.88%, due 8/15/2026	101,297 (b)
Pharmaceuticals 0.5%
450,000	CVS Health Corp., 3.63%, due 4/1/2027	420,429
Pipelines 2.5%
125,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	125,466 (b)
35,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, due 4/1/2025	34,431
EQM Midstream Partners LP
153,000	6.00%, due 7/1/2025	150,625 (b)
90,000	7.50%, due 6/1/2027	90,179 (b)
340,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, due 10/1/2025	334,157
660,000	MPLX LP, 4.88%, due 6/1/2025	647,371
New Fortress Energy, Inc.
210,000	6.75%, due 9/15/2025	200,467 (b)
255,000	6.50%, due 9/30/2026	234,787 (b)
280,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 3/1/2027	263,161 (b)
2,080,644
Real Estate Investment Trusts 2.5%
American Tower Corp.
405,000	1.60%, due 4/15/2026	363,634
1,305,000	1.45%, due 9/15/2026	1,150,077
216,000	American Tower Trust 1, 5.49%, due 3/15/2028	212,576 (b)
150,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 4.88%, due 5/15/2029	126,892 (b)
115,000	VICI Properties LP/VICI Note Co., Inc., 4.63%, due 6/15/2025	111,054 (b)
130,000	XHR LP, 6.38%, due 8/15/2025	127,633 (b)
2,091,866
Retail 0.2%
1011778 BC ULC/New Red Finance, Inc.
50,000	3.88%, due 1/15/2028	44,852 (b)
140,000	4.38%, due 1/15/2028	126,189 (b)
171,041
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Semiconductors 1.8%
$750,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, due 1/15/2027	$704,705
	Marvell Technology, Inc.
580,000	1.65%, due 4/15/2026	524,129
290,000	5.75%, due 2/15/2029	287,341
		1,516,175
Software 1.7%
	Oracle Corp.
100,000	5.80%, due 11/10/2025	100,375
1,415,000	1.65%, due 3/25/2026	1,281,689
		1,382,064
Telecommunications 2.2%
565,000	AT&T, Inc., 1.70%, due 3/25/2026	512,648
220,000	Level 3 Financing, Inc., 3.63%, due 1/15/2029	123,200 (b)
	T-Mobile USA, Inc.
550,000	2.25%, due 2/15/2026	506,311
690,000	3.75%, due 4/15/2027	644,749
		1,786,908
Water 0.1%
80,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	77,204 (b)(g)
Total Corporate Bonds (Cost $37,394,330)		35,798,533

Loan Assignments(a) 1.9%
Aerospace & Defense 0.1%
89,273	Peraton Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.17%, due 2/1/2028	88,995
Air Transport 0.1%
85,500	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 10.34%, due 4/20/2028	87,979
Business Equipment & Services 0.2%
176,314	William Morris Endeavor Entertainment LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 2.75%), 8.18%, due 5/18/2025	175,849
Diversified Financial Services 0.3%
249,375	Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (1 mo. USD Term SOFR + 2.50%), 7.82%, due 6/22/2028	249,158
Diversified Insurance 0.3%
200,000	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.58%, due 6/20/2030	200,334
Electronics - Electrical 0.1%
66,870	Ingram Micro, Inc., Term Loan, (3 mo. USD Term SOFR + 3.00%), 8.65%, due 7/2/2028	66,640
Health Care 0.3%
89,545	Medline Borrower LP, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 10/23/2028	89,250
179,550	Select Medical Corp., Term Loan B1, (1 mo. USD Term SOFR + 3.00%), 8.32%, due 3/6/2027	178,877
		268,127
Industrial Equipment 0.1%
89,540	Gates Global LLC, Term Loan B3, (1 mo. USD Term SOFR + 2.50%), 7.82%, due 3/31/2027	89,233
Internet 0.1%
85,581	Gen Digital, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 7.42%, due 9/12/2029	85,239
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Leisure Goods - Activities - Movies 0.2%
$155,000	Carnival Corp., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.33%, due 8/8/2027	$154,419
Retailers (except food & drug) 0.1%
87,799	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR), due 3/3/2028	86,701 (h)(i)
Total Loan Assignments (Cost $1,543,546)		1,552,674
Number of Shares

Short-Term Investments 7.8%
Commercial Paper 1.3%
1,020,000	AT&T, Inc., 5.34%, due 10/17/2023	1,017,235
Investment Companies 6.5%
5,350,740	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.29%(j)	5,350,740
Total Short-Term Investments (Cost $6,368,319)		6,367,975
Total Investments 98.9% (Cost $87,243,099)		81,272,015
Other Assets Less Liabilities 1.1%		930,567 (k)
Net Assets 100.0%		$82,202,582

(a)	Variable or floating rate security. The interest rate shown was the current rate as of September 30, 2023 and changes periodically.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At September 30, 2023, these securities amounted to $33,306,539, which represents 40.5% of net assets of the Fund.

(c)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
September 30, 2023.

(d)
Security fair valued as of September 30, 2023 in accordance with procedures approved by the valuation designee. Total value of all such securities at September 30, 2023 amounted to $205,000, which represents
0.2% of net assets of the Fund.

(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
September 30, 2023.

(h)	All or a portion of this security was purchased on a delayed delivery basis.
(i)	All or a portion of this security had not settled as of September 30, 2023 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(j)	Represents 7-day effective yield as of September 30, 2023.
(k)	Includes the impact of the Fund’s open positions in derivatives at September 30, 2023.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$65,544,751	79.7%
Cayman Islands	5,651,969	6.9%
Spain	1,712,361	2.1%
Ireland	789,781	0.9%
Switzerland	481,352	0.6%
Germany	471,985	0.6%
Canada	171,041	0.2%
Austria	80,800	0.1%
Short-Term Investments and Other Assets—Net	7,298,542	8.9%
	$82,202,582	100.0%
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At September 30, 2023, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2023	183	U.S. Treasury Note, 2 Year	$37,096,102	$(143,768)
Total Long Positions			$37,096,102	$(143,768)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2023	16	U.S. Treasury Note, 10 Year	$(1,729,000)	$36,596
12/2023	61	U.S. Treasury Note, 5 Year	(6,426,922)	52,721
12/2023	12	U.S. Treasury Note, Ultra 10 Year	(1,338,750)	42,445
12/2023	5	U.S. Treasury Ultra Bond	(593,438)	36,178
Total Short Positions			$(10,088,110)	$167,940
Total Futures				$24,172
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities#	$—	$23,395,434	$—	$23,395,434
Asset-Backed Securities	—	14,157,399	—	14,157,399
Corporate Bonds#	—	35,798,533	—	35,798,533
Loan Assignments#	—	1,552,674	—	1,552,674
Short-Term Investments	—	6,367,975	—	6,367,975
Total Investments	$—	$81,272,015	$—	$81,272,015

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of September 30, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$167,940	$—	$—	$167,940
Liabilities	(143,768)	—	—	(143,768)
Total	$24,172	$—	$—	$24,172

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)
September 30, 2023

Number of Shares		Value
Common Stocks 99.8%
Banks 4.3%
516,511	Bank of America Corp.	$14,142,071
103,017	JPMorgan Chase & Co.	14,939,525
		29,081,596
Broadline Retail 7.8%
415,915	Amazon.com, Inc.	52,871,115 *
Capital Markets 3.0%
145,652	Interactive Brokers Group, Inc. Class A	12,607,637
68,107	Intercontinental Exchange, Inc.	7,493,132
		20,100,769
Communications Equipment 1.8%
64,672	Arista Networks, Inc.	11,895,121 *
Consumer Staples Distribution & Retail 1.4%
17,283	Costco Wholesale Corp.	9,764,204
Diversified Telecommunication Services 0.5%
20,841	Space Exploration Technologies Corp. Class A	1,688,121 *#(a)(b)
22,368	Space Exploration Technologies Corp. Class C	1,811,808 *#(a)(b)
		3,499,929
Electrical Equipment 1.2%
386,581	Vestas Wind Systems AS	8,270,469 *
Electronic Equipment, Instruments & Components 1.7%
48,887	Zebra Technologies Corp. Class A	11,563,242 *
Financial Services 12.9%
15	Berkshire Hathaway, Inc. Class A	7,972,155 *
99,769	Berkshire Hathaway, Inc. Class B	34,949,081 *
112,889	Fiserv, Inc.	12,751,941 *
79,821	MasterCard, Inc. Class A	31,601,932
		87,275,109
Ground Transportation 2.0%
442,264	CSX Corp.	13,599,618
Health Care Equipment & Supplies 2.6%
54,974	Becton Dickinson & Co.	14,212,428
16,086	Embecta Corp.	242,095
6,715	IDEXX Laboratories, Inc.	2,936,268 *
		17,390,791
Health Care Providers & Services 8.1%
122,286	Cencora, Inc.	22,007,811
113,373	Cigna Group	32,432,614
		54,440,425
Number of Shares		Value
Hotels, Restaurants & Leisure 3.5%
972,366	Compass Group PLC	$23,668,924
Household Products 2.2%
206,650	Colgate-Palmolive Co.	14,694,881
Insurance 3.1%
149,522	Progressive Corp.	20,828,415
Interactive Media & Services 7.4%
381,837	Alphabet, Inc. Class A	49,967,190 *
IT Services 2.9%
259,418	GoDaddy, Inc. Class A	19,321,453 *
Life Sciences Tools & Services 2.8%
49,923	Danaher Corp.	12,385,896
33,945	IQVIA Holdings, Inc.	6,678,679 *
		19,064,575
Machinery 1.8%
155,426	Otis Worldwide Corp.	12,482,262
Materials 1.9%
51,506	Sherwin-Williams Co.	13,136,605
Multi-Utilities 1.8%
1,046,053	National Grid PLC	12,510,110
Oil, Gas & Consumable Fuels 1.9%
476,452	Coterra Energy, Inc.	12,888,027
Pharmaceuticals 1.9%
46,107	Roche Holding AG	12,587,259
Semiconductors & Semiconductor Equipment 3.0%
128,581	Texas Instruments, Inc.	20,445,665
Software 10.8%
31,573	Intuit, Inc.	16,131,909
179,614	Microsoft Corp.	56,713,120
		72,845,029
Specialty Retail 0.7%
16,700	Home Depot, Inc.	5,046,072
Technology Hardware, Storage & Peripherals 2.8%
108,874	Apple, Inc.	18,640,317
Trading Companies & Distributors 4.0%
24,767	United Rentals, Inc.	11,010,665
23,231	W.W. Grainger, Inc.	16,072,135
		27,082,800
Total Common Stocks (Cost $431,639,641)		674,961,972
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Short-Term Investments 0.2%
Certificates of Deposit 0.0%(c)
$100,000	Self Help Credit Union, 0.10%, due 10/29/2023	$100,000
100,000	Self Help Federal Credit Union, 0.10%, due 12/1/2023	100,000
		200,000
Number of Shares
Investment Companies 0.2%
1,068,317	State Street Institutional Treasury Money Market Fund Premier Class, 5.28%(d)	1,068,317
Total Short-Term Investments (Cost $1,268,317)		1,268,317
Total Investments 100.0% (Cost $432,907,958)		676,230,289
Liabilities Less Other Assets (0.0)%(c)		(125,521)
Net Assets 100.0%		$676,104,768

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of September 30, 2023 in accordance with procedures approved by the valuation designee. Total value of all such securities at September 30, 2023 amounted to $3,499,929, which represents 0.5% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Represents 7-day effective yield as of September 30, 2023.
#  This security has been deemed by Management to be illiquid, and is subject to restrictions on resale. Total value of all such securities at September 30, 2023 amounted to $3,499,929, which represents 0.5% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 9/30/2023	Fair Value Percentage of Net Assets as of 9/30/2023
Space Exploration Technologies Corp. Class A	8/18/2023	$1,688,121	$1,688,121	0.2%
Space Exploration Technologies Corp. Class C	8/18/2023	1,811,808	1,811,808	0.3%
Total		$3,499,929	$3,499,929	0.5%
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Diversified Telecommunication Services	$—	$—	$3,499,929	$3,499,929
Electrical Equipment	—	8,270,469	—	8,270,469
Hotels, Restaurants & Leisure	—	23,668,924	—	23,668,924
Multi-Utilities	—	12,510,110	—	12,510,110
Pharmaceuticals	—	12,587,259	—	12,587,259
Other Common Stocks#	614,425,281	—	—	614,425,281
Total Common Stocks	614,425,281	57,036,762	3,499,929	674,961,972
Short-Term Investments	—	1,268,317	—	1,268,317
Total Investments	$614,425,281	$58,305,079	$3,499,929	$676,230,289

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 1/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/2023
Investments in Securities:
Common Stocks(1)	$—	$—	$—	$—	$3,499,929	$—	$—	$—	$3,499,929	$—
Total	$—	$—	$—	$—	$3,499,929	$—	$—	$—	$3,499,929	$—

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 9/30/2023	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$3,499,929	Market Approach	Transaction Price	$81.00	$81.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

September 30, 2023
Notes to Schedule of Investments Advisers Management Trust (Unaudited)

In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Advisers Management Trust: International Equity Portfolio, Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Short Duration Bond Portfolio, and Sustainable Equity Portfolio (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust (Unaudited)  (cont’d)
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Commercial Paper. The value of commercial paper generally includes inputs from quoted prices or similar assets, constant maturity curves using coupon, currency, issuer, sector, issuer country, credit rating information, and yield curves using money market rates (Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust (Unaudited) (cont'd)
Legend
Neuberger Berman Advisers Management Trust
Benchmarks:
LIBOR	= London Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC

Currency Abbreviations:
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.